Risk Management Activities	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Risk Management Activities
38.	RISK MANAGEMENT ACTIVITIES
In the normal course of its operations, the Group is exposed to commodity price, currency, interest rate, liquidity, equity price and credit risk. In order to manage these risks, the Group has developed a comprehensive risk management process to facilitate control and monitoring of these risks.
Controlling and managing risk in the Group
Gold Fields has policies in areas such as counterparty exposure, hedging practices and prudential limits which have been approved by Gold Fields’ Board of Directors. Management of financial risk is centralised at Gold Fields’ treasury department (“Treasury”), which acts as the interface between Gold Fields’ operations and counterparty banks. Treasury manages financial risk in accordance with the policies and procedures established by the Gold Fields’ Board of Directors and Executive Committee.
Gold Fields’ Board of Directors has approved dealing limits for money market, foreign exchange and commodity transactions, which Gold Fields’ Treasury is required to adhere to. Among other restrictions, these limits describe which instruments may be traded and demarcate open position limits for each category as well as indicating counterparty credit related limits. The dealing exposure and limits are checked and controlled each day and reported to the Chief Financial Officer.
The objective of Treasury is to manage all financial risks arising from the Group’s business activities in order to protect profit and cash flows. Treasury activities of Gold Fields Limited and its subsidiaries are guided by the Treasury Framework and the Treasury Process Control Manual, as well as domestic and international financial market regulations. Treasury activities are currently performed within the Treasury Framework with appropriate resolutions from the Board of Gold Fields Limited, which are reviewed and approved annually by the Audit Committee.
The financial risk management objectives of the Group are defined as follows:

Risk management objectives	Description
Credit risk
Counterparty exposure	The objective is to only deal with approved counterparts that are of a sound financial standing and who have an official credit rating. The Group is limited to a maximum investment of 2.5% of the financial institutions’ equity, which is dependent on the institutions’ credit rating. The credit rating used is Fitch Ratings’ short-term credit rating for financial institutions.

Investment risk management	The objective is to achieve optimal returns on surplus funds.

Liquidity risk
Liquidity risk management	The objective is to ensure that the Group is able to meet its short-term commitments through the effective and efficient usage of credit facilities and cash resources.

Funding risk management	The objective is to meet funding requirements timeously and at competitive rates by adopting reliable liquidity management procedures.

Market risk
Currency risk management	The objective is to maximise the Group’s profits by minimising currency fluctuations.

Interest rate risk management	The objective is to identify opportunities to prudently manage interest rate exposures.

Commodity price risk management	Commodity price risk management takes place within limits and with counterparts as approved in the Treasury Framework.

Other risks
Operational risk management	The objective is to implement controls to adequately mitigate the risk of error and/or fraud.

Banking relations management	The objective is to maintain relationships with credible financial institutions and ensure that all contracts and agreements related to risk management activities are co-ordinated
and consistent throughout the Group and that they comply where necessary with all relevant regulatory and statutory requirements.

Credit risk
Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and arises principally from the Group’s receivables from customers, cash and cash equivalents as well as environmental trust funds.
The Group has reduced its credit exposure by dealing with a number of counterparties. The Group approves these counterparties according to its risk management policy and ensures that they are of good credit quality.
The combined maximum credit risk exposure of the Group is as follows:

	United States Dollar
Figures in millions unless otherwise stated	20 20	2019
Environmental trust funds	79.3	69.5
Trade and other receivables 1	53.2	74.2
Loan advanced - contractor	68.4	—
Derivative financial assets	113.3	1.1
Cash and cash equivalents	886.8	515.0

1	Trade and other receivables above exclude VAT, import duties, prepayments, payroll receivables and diesel rebates amounting to US$186.9 million (2019: US$61.8 million).
Expected credit loss assessment for customers
The Group determines each exposure to credit risk based on data that is determined to be predictive of the risk of loss and past experienced credit judgement.
Trade and other receivables
The Group’s exposure to credit risk is influenced mainly by the individual characteristics of each customer. The Group also considers other factors that might impact on the credit risk of its customer base including default risk and the country in which the customer operates.
Impairment of trade receivables, carried at amortised cost, has been determinined using the simplified expected credit loss (“ECL”) approach and reflects the short term maturities of the exposures. Gold revenue is recognised at the same time as receipt of the cash, except in Ghana where the cash is received one day after revenue recognition. In Peru, for the sale of copper concentrate, 90% of the cash is received when the revenue is recognised and the remaining 10% cash is received at the end of the quotational period.
Receivables due from the sale of the Tarkwa mining fleet were assessed using the simplified ECL approach. The ECL was based on the Group’s understanding of the financial position of the counterparty, including the consideration of their credit risk grade.
Concentration risk
At 31 December 2020, the exposure to credit risk for trade receivables by geographic region was as follows:

	2020 US$ million	2019 US$ million
South Africa	—	—
Ghana	14.3	0.8
Australia	2.7	—
Peru	23.7	22.8

Total trade receivables	40.7	23.6

Loan advanced - contractor
The loan advanced to contractor of US$68.4 million was assessed using the lifetime ECL approach as a result of an increase in credit risk since initial recognition. The ECL was based on the Group’s understanding of the financial position of the counterparty, including the consideration of their credit risk grade. The credit risk is managed through Gold Fields’ offsetting rights of invoices against the loan advanced to the contractor.
Derivative financial assets
The derivative financial assets are held with reputable banks and financial institutions. The Group considers that its derivate financial assets have low credit risk based on the external credit ratings of the counterparties.
Cash and cash equivalents
The Group held cash and cash equivalents of US$886.8 million (2019: US$515.0 million).
The cash and cash equivalents are held with reputable banks and financial institutions. The loss allowance for cash and cash equivalents is measured at an amount equal to the 12-month ECL. The Group considers that its cash and cash equivalents have low credit risk based on the external credit ratings of the counterparties.

Environmental trust funds
The Group held environmental trust funds of US$79.3 million (2019: US$69.5 million).
The environmental trust funds are held with reputable banks and financial institutions. The loss allowance for environmental trust funds is measured at an amount equal to the 12-month ECL. The Group considers that its environmental trust funds have low credit risk based on the external credit ratings of the counterparties with which the funds are deposited.
Concentration of credit risk on cash and cash equivalents and environmental trust funds is considered minimal due to the Group’s investment risk management and counterparty exposure risk management policies.

Liquidity risk
In the ordinary course of business, the Group receives cash proceeds from its operations and is required to fund working capital and capital expenditure requirements. The cash is managed to ensure surplus funds are invested to maximise returns whilst ensuring that capital is safeguarded to the maximum extent possible by investing only with top financial institutions.
Uncommitted borrowing facilities are maintained with several banking counterparties to meet the Group’s normal and contingency funding requirements.
The following are the contractually due undiscounted cash flows resulting from maturities of all financial liabilities, including interest payments:

	United States Dollar
Figures in millions unless otherwise stated	Within one year	Between one and five years	After five years	Total
2020
Trade and other payables	452.0	—	—	452.0
Oil and copper derivative contracts	21.8	7.3	—	29.1
Borrowings 1
- US$ borrowings 2
- Capital 3	83.5	750.0	500.0	1,333.5
- Interest	62.0	188.6	103.4	354.0
- A$ borrowings 4
- Capital	—	200.0	—	200.0
- Interest	4.5	8.6	—	13.1
Environmental rehabilitation costs 5	19.6	34.3	412.7	466.6
Finance lease liabilities	88.4	228.7	261.2	578.3
South Deep dividend	0.9	3.6	2.3	6.8

Total	732.7	1,421.1	1,279.6	3,433.4

2019
Trade and other payables	385.3	—	—	385.3
Gold and foreign exchange derivative contracts	127.6	—	—	127.6
Borrowings 1
- US$ borrowings 2
- Capital 3	685.9	500.0	500.0	1,685.9
- Interest	81.0	209.1	134.0	424.1
- A$ borrowings 4
- Capital	—	168.5	—	168.5
- Interest	5.5	2.2	—	7.7
Environmental rehabilitation costs 5	11.9	28.4	396.0	436.3
Finance lease liabilities	63.9	178.2	205.3	447.4
South Deep dividend	1.4	3.8	3.3	8.5

Total	1,362.5	1,090.2	1,238.6	3,691.3

1	Spot Rate: R14.69 = US$1.00 (2019: R14.00 = US$1.00).
2	USD borrowings - Spot LIBOR (one month fix) rate adjusted by specific facility agreement: 0.14388% (2019: 1.7625% (one month fix)).
3
The capital amounts of the
5-year
notes issue and the US$500
10-year
notes issue (2019: US$1 billion notes issue, US$500 million
5-year
notes issue and the US$500
10-year
notes issue) in the table above represent the principal amounts to be repaid and differ from the carrying values presented in the statement of financial position due to the unwinding of transaction costs capitalised at inception.

4	AUD borrowings - Spot Bank Bill Swap Bid Rate (BBSY) (one month fix) rate adjusted by specific facility agreement: 0.06% (2019: 0.92%).
5
Although environmental rehabilitation costs do not meet the definition of a financial liability, the Group included the gross closure cost estimate in the undiscounted cash flows as it represents a future cash outflow (refer note 25.1). In South Africa and Ghana, US$79.3 million (2019: US$69.5 million) of the environmental rehabilitation costs is funded through the environmental trust funds.

Market risk
Gold Fields is exposed to market risks, including foreign currency, commodity price, equity securities price and interest rate risk associated with underlying assets, liabilities and anticipated transactions. Following periodic evaluation of these exposures, Gold Fields may enter into derivative financial instruments to manage some of these exposures.
The following table summarises the (loss)/gain on financial instruments recognised in profit or loss for the derivative financial instruments entered into by Gold Fields:

	United States Dollar
Figures in millions unless otherwise stated	2020	2019	2018
South Deep gold hedge	(84.7)	(25.8)	(3.2)
Ghana gold hedge	(78.1)	(36.6)	22.0
Ghana oil hedge	(16.9)	2.5	1.5
Peru copper hedge	(14.0)	—	9.2
Australia gold hedge	(129.6)	(178.8)	(4.6)
Australia oil hedge	(8.9)	2.3	1.4
Australia foreign currency hedge	(0.3)	(7.2)	(9.1)
Salares Norte foreign currency hedge	91.2	—	—
Maverix warrants – gain on fair value	1.3	4.2	3.8
Gain on fair value on disposal of Maverix	—	2.5	—
Other	1.1	(1.1)	—

(Loss)/gain on financial instruments	(238.9)	(238.0)	21.0

Comprised of:
Unrealised gain/(loss) and prior year mark-to-market reversals on derivative contracts	176.4	(112.6)	(36.6)
Rerealised (loss)/gain on derivative contracts	(416.6)	(132.1)	53.8
Maverix warrants – gain on fair value	1.3	4.2	3.8
Gain on fair value on disposal of Maverix	—	2.5	—

(Loss)/gain on financial instruments	(238.9)	(238.0)	21.0

Foreign currency sensitivity
General and policy
In the ordinary course of business, Gold Fields enters into transactions, such as gold sales, denominated in foreign currencies, primarily US dollars. In addition, Gold Fields has investments and indebtedness in US dollars, South African rands and Australian dollars.
Gold Fields may from time to time establish currency financial instruments to protect underlying cash flows.
Gold Fields’ revenues and costs are very sensitive to the Australian dollar/US dollar and South African rand/US dollar exchange rates because revenues are generated using a gold price denominated in US dollars, while costs of the Australian and South African operations are incurred principally in Australian dollar and South African rand, respectively. Depreciation of the Australian dollar and/or South African rand against the US dollar reduces Gold Fields’ average costs when they are translated into US dollars, thereby increasing the operating margin of the Australian and/or South African operations. Conversely, appreciation of the Australian and/or South African rand results in Australian and/or South African operating costs increasing when translated into US dollars, resulting in lower operating margins. The impact on profitability of changes in the value of the Australian dollar and South African rand against the US dollar could be substantial.
A portion of the Salares Norte project’s capital expenditure is denominated in Chilean pesos. Depreciation or appreciation of the Chilean peso against the US dollar will decrease or increase their capital expenditure when translating into US dollars. In 2020, Gold Fields entered into a foreign currency hedge to mitigate the full exchange rate exposure.
Although this exposes Gold Fields to transaction and translation exposure from fluctuations in foreign currency exchange rates, Gold Fields does not generally hedge its foreign currency exposure, although it may do so in specific circumstances, such as financing projects or acquisitions. Also, Gold Fields on occasion undertakes currency hedging to take advantage of favourable short-term fluctuations in exchange rates when management believes exchange rates are at unsustainable levels.
Currency risk only exists on account of financial instruments being denominated in a currency that is not the functional currency and being of a monetary nature. The Group had no significant exposure to currency risk relating to financial instruments at 31 December 2020. Differences resulting from the translation of financial statements into the Group’s presentation currency are not taken into account.
Foreign currency hedging experience
Salares Norte
In March 2020, a total notional amount of US$544.5 million was hedged at a rate of CLP/US$836.45 for the period July 2020 to December 2022.
At 31 December 2020, the
mark-to-market
value on the hedge was a positive US$86.0 million (2019: US$nil) with a realised gain of US$5.2 million (2019: US$nil) and an unrealised gain of US$86.0 million (2019: US$nil) for the year ended 31 December 2020.
Australia
In May 2018, the Australian operations entered into Australian dollar/US dollar average rate forwards for a total notional US$96.0 million for the period January 2019 to December 2019 at an average strike price of
A$/US$
0.7517.
In June 2018, further hedges were taken out for a total notional US$60.0 million for the same period January 2019 to December 2019 at an average strike of
A$/US$
0.7330.
In September 2018, further hedges were taken out for a total notional US$100 million for the same period January 2019 to December 2019 at an average strike of
A$/US$
0.7182.
In October 2018, further hedges were taken out for the period January 2019 to December 2019 for a notional US$60 million at an average strike of
A$/US$
0.7075.

In December 2018, further hedges were taken out for the period January 2019 to December 2019 for a notional US$50 million at an average strike of
A$/US$
0.715.
At 31 December 2020, the
mark-to-market
value on the hedges was A$nil (US$nil) (2019: negative A$0.4 million (US$0.3 million)) with a realised loss of A$0.4 million (US$0.3 million) (2019: A$22.3 million (US$15.5 million)), partially offset by an unrealised gain of A$nil (US$nil) (2019: A$11.9 million (US$8.3 million) for the year ended 31 December 2020.

Commodity price hedging policy
Gold and copper
The market prices of gold and to a lesser extent copper have a significant effect on the results of operations of Gold Fields, the ability of Gold Fields to pay dividends and undertake capital expenditures, and the market price of Gold Fields’ ordinary shares. Gold and copper prices have historically fluctuated widely and are affected by numerous industry factors over which Gold Fields does not have any control. The aggregate effect of these factors on the gold and copper price, all of which are beyond the control of Gold Fields, is impossible for Gold Fields to predict.

Oil
The market price of oil has a significant effect on the results of the offshore operations of Gold Fields. The offshore operations consume large quantities of diesel in the running of their mining fleets. Oil prices have historically fluctuated widely and are affected by numerous factors over which Gold Fields does not have any control.
Commodity price hedging experience
The Group’s policy is to remain unhedged to the gold and copper price. However, hedges are sometimes undertaken as follows:

•	to protect cash flows at times of significant expenditure;

•	for specific debt servicing requirements; and

•	to safeguard the viability of higher cost operations.
To the extent that it enters into commodity hedging arrangements, Gold Fields seeks to use different counterparty banks consisting of local and international banks to spread risk. None of the counterparties is affiliated with, or related parties of, Gold Fields.
Gold and copper
Australia
In February 2018, the Australian opererations entered into Asian swaps (Asian swaps are options where the payoff is determined by the average monthly gold price over the option period)
for the period June 2018 to December 2018 for a total of 221,000 ounces of gold. The average strike price on the swaps was A$1,714 per ounce.
In March 2018, the Australian operations entered into zero cost collars for the period April 2018 to December 2018 for a total of 452,800 ounces of gold. The average strike prices are A$1,703 per ounce on the floor and US$1,767 per ounce on the cap.
In December 2018, additional Asian swaps were entered into for the period January 2019 to December 2019 for a notional 283,000 ounces of gold at an average strike price of A$1,751 per ounce.
In December 2018, additional zero cost collars were executed for the period January 2019 to December 2019 for a notional 173,000 ounces of gold with a strike price on the floor at A$1,720 per ounce and the strike price on the cap at A$1,789 per ounce.
In January 2019, zero cost collars were executed for the period January 2019 to December 2019 for a notional 456,000 ounces of gold with a strike price on the floor at A$1,800 per ounce and the strike price on the cap at A$1,869 per ounce.
In June 2019, a total of 480,000 ounces of the expected production for 2020 for the Australian region was hedged for the period January 2020 to December 2020 using cash settled zero cost collars (270,000 ounces) and average rate forwards (210,000 ounces). The average strike prices are A$1,933 per ounce on the floor and A$2,014 on the cap. The average strike price on the forwards is A$1,957 per ounce.
In the first six months of 2020, 400,000 ounces of the expected production for 2021 was hedged for the period January 2021 to December 2021 using bought puts. Between July and October 2020, an additional 600,000 ounces of the expected production for 2021 was hedged for the period January 2021 to December 2021 using bought puts. The average strike price of the total 1,000,000 ounces hedged is A$2,190 per ounce.
At 31 December 2020, the
mark-to-market
value on the hedges was positive A$35.5 million (US$27.3 million) (2019:
negative

A$111.5 million (US$78.3 million)) with a realised loss of A$292.2 million (US$201.4 million) (2019: A$163.0 million (US$113.4 million)), partially offset by an unrealised gain and prior year mark-to-market
reversals of A$104.0 million (US$71.8 million) (2019: unrealised loss of A$93.4 million (US$65.4 million)) for the year ended 31 December 2020.
Peru
In November 2017,
zero-cost
collars were entered into for the period January 2018 to December 2018. A total volume of 29,400 tonnes was hedged, at an average floor price of US$6,600 per tonne and an average cap price of US$7,431 per tonne.
In October and November 2020, a total of 24,000 metric tonnes of copper were hedged using cash settled zero cost collars. The hedges are for the period January 2021 to December 2021 and represent the total planned production for 2021. The average strike price is US$6,525 per metric tonnes on the floor and US$7,382 per metric tonnes on the cap.
At 31 December 2020 the
mark-to-market
valuation of the hedge was a negative US$14.0 million (2019: US$nil), with a realised gain of US$nil (2019: US$1.2 million), offset by an unrealised loss of US$14.0 million (2019 US$1.2 million).
South Africa
Between October 2018 and January 2019, South Deep entered into cash settled average rate forwards for a total of 112,613 ounces for the period June 2019 to December 2019 at an average strike rate of R617,000 per kilogram.
In June 2019, a total of 200,000 ounces of the expected production for 2020 for South Deep was hedged for the period January 2020 to December 2020 using cash settled zero cost collars (100,000 ounces) and average rate forwards (100,000 ounces). The average strike price is R660,000 per kilogram on the floor and R727,000 per kilogram on the cap. The average strike price is R681,400 per kilogram on the forwards.
At 31 December 2020, the
mark-to-market
value on the hedge was Rnil (US$nil) (2019: R176.0 million (US$12.6 million) as all instruments had matured with a realised loss of R1,562.6 million (US$95.4 million) (2019: R219.8 million (US$15.2 million), partially offset by an unrealised gain and prior year mark-to-market
reversals of R176.0 million (US$10.7 million) (2019: unrealised loss of R152.7 million (US$10.6 million)) for the year ended 31 December 2020.

Ghana
In January 2018 and April 2018, a total of 488,900 ounces of the expected production for the Ghanaian region was hedged for the period January 2018 to December 2018 using zero-cost
collars. The average strike prices are US$1,300 per ounce on the floor and US$1,418 per ounce on the cap.
In June 2019, a total of 275,000 ounces of the expected production for 2020 for the Ghanaian region was hedged for the period January 2020 to December 2020 using cash settled zero-cost
collars (175,000 ounces) and average rate forwards (100,000 ounces). The average strike prices are US$1,364 per ounce on the floor and US$1,449 per ounce on the cap. The average strike price on the forwards is US$1,382 per ounce.
Subsequent to 30 June 2019, 100,000 ounces of the expected production for the Ghanaian region was hedged for the period January 2020 to December 2020 using cash settled zero cost collars. The average strike prices are US$1,400 per ounce on the floor and US$1,557 per ounce on the cap.
At 31 December 2020, the
mark-to
market value on the hedge was US$nil (2019:

negative
US$36.4 million) as all the instruments matured, with a realised loss of US$114.5 million (2019: a realised gain of US$2.3 million), partially offset by an unrealised gain and prior year mark-to-market
reversals of US$36.4 million (2019: a unrealised loss of US$38.9 million) for the year ended 31 December 2020.
Oil
Australia
In May 2017 and June 2017, the Australian operations entered into fixed price Singapore 10ppm Gasoil cash settled swap transactions for a total of 77.5 million litres of diesel for the period June 2017 to December 2019. The average swap price is US$61.2 per barrel. At the time of the transactions, the average Brent swap equivalent over the tenor was US$49.9 per barrel.
In June 2019 fixed price Singapore 10ppm Gasoil cash settled swap transactions were entered into for a total of 75.0 million litres of diesel for the period January 2020 to December 2022 based on 50 per cent of usage over the specified period. The average swap price is US$74.0 per barrel. At the time of the transactions, the average Brent swap equivalent over the tenor was US$57.4 per barrel.
At 31 December 2020, the
mark-to-market
value on the hedge was a negative A$6.6 million (US$5.1 million) (2019: a positive A$1.4 million (US$1.0 million)) with a realised loss of A$4.9 million (US$3.4 million) (2019: a realised gain of A$4.5 million (US$3.1 million)) and an unrealised loss of A$8.0 million (A$5.5 million) (2019: A$1.1 million (US$0.8 million)) for the year ended 31 December 2020.
Ghana
In May 2017 and June 2017, the Ghanaian operations entered into fixed price ICE Gasoil cash settled swap transactions for a total of 125.8 million litres of diesel for the period June 2017 to December 2019. The average swap price is US$457.2 per metric tonne (equivalent US$61.4 per barrel). At the time of the transactions, the average Brent swap equivalent over the tenor was US$49.8 per barrel.
In June 2019 fixed price ICE Gasoil cash settled swap transactions were entered into for a total of 123.2 million litres of diesel for the period January 2020 to December 2022 based on 50 per cent of usage over the specified period. The average swap price is US$575 per metric tonne (equivalent to US$75.8 per barrel). At the time of the transactions, the average Brent swap equivalent over the tenor was US$59.2 per barrel.
At 31 December 2020, the
mark-to-market
value on the hedge was a negative US$10.0 million (2019: a positive US$0.1 million) with a realised a realised loss of R6.8 million (2019: a gain of US$5.4 million) and an unrealised loss of US$10.1 million (2019: US$2.9 million).
The gains and losses on the above hedges were recognised in profit or loss and are included in the gain on financial instruments line item. The Group has not designated the instruments for hedge accounting.
IFRS 7 sensitivity analysis
IFRS 7 requires sensitivity analysis that shows the effects of reasonably possible changes of relevant risk variables on profit or loss or shareholders’ equity. The Group is exposed to commodity price, currency, interest rate and equity price risks. The effects are determined by relating the reasonably possible change in the risk variable to the balance of financial instruments at reporting date.
The amounts generated from the sensitivity analysis below are forward-looking estimates of market risks assuming certain adverse or favourable market conditions occur. Actual results in the future may differ materially from those projected results and therefore should not be considered a projection of likely future events and gains/losses.
Commodity price hedging sensitivity
The tables below summarise the effect of a change in the loss on financial instruments on the Group’s profit or loss in case of changes in the key inputs used to value the gold derivative contracts. The first analysis is based on the assumption that the gold forward prices have increased/decreased with all other variables held constant. The second analysis is based on the assumption that the interest rates increased/decreased with all other variables held constant.

	United States Dollar
Sensitivity to gold forward prices	(Decrease)/increase in gold forward prices
Figures in millions unless otherwise stated	(US$150)	(US$100)	(US$50)	US$50	US$100	US$150
2020
(Increase)/decrease in loss on financial instruments	35.4	20.1	8.6	(6.5)	(11.4)	(15.0)
2019
(Increase)/decrease in loss on financial instruments	120.8	85.7	45.4	(48.7)	(99.4)	(151.1)

	United States Dollar
Sensitivity to interest rat es 1	(Decrease)/increase in interest rates
Figures in millions unless otherwise stated	(1.5%)	(1.0%)	(0.5%)	0.5%	1.0%	1.5%
2020
(Increase)/decrease in loss on financial instruments	(5.2)	(2.9)	(0.8)	3.0	4.8	6.4
2019
(Increase)/decrease in loss on financial instruments	5.9	4.0	2.0	(2.1)	(4.2)	(6.3)

1
In determining the interest rate sensitivity of the AUD XAU Puts only the impact of the specified interest rate change on the risk free interest rate as used in the Black- Scholes Option pricing was considered.

Foreign currency hedging sensitivity
The tables below summarise the effect of a change in the loss on financial instruments on the Group’s profit or loss in case of changes in the key inputs used to value the Salares Norte foreign currency contracts. The first analysis is based on the assumption that the Chilean Peso exchange rates have increased/decreased with all other variables held constant. The second analysis is based on the assumption that the interest rates increased/decreased with all other variables held constant.

	United States Dollar
Sensitivity to exchange rate	(Decrease)/increase in Chilean peso exchange rate
Figures in millions unless otherwise stated	(15.0%)	(10.0%)	(5.0%)	5.0%	10.0%	15.0%
2020
(Increase)/decrease in loss on financial instruments	74.2	49.5	24.7	(24.7)	(49.5)	(74.2)

	United States Dollar
Sensitivity to interest rates	(Decrease)/increase in interest rates
Figures in millions unless otherwise stated	(1.5%)	(1.0%)	(0.5%)	0.5%	1.0%	1.5%
2020
(Increase)/decrease in loss on financial instruments	(7.3)	(4.8)	(2.4)	2.4	4.8	7.1

Equity securities price risk
The Group is exposed to equity securities price risk because of investments held by the Group which are designated at fair value through OCI. To manage its price risk arising from investments in equity securities, the Group diversifies its portfolio. Diversification of the portfolio is done in accordance with limits set by the Group.
The Group’s equity investments are publicly traded and are listed on one of the following exchanges:

•	JSE Limited

•	Toronto Stock Exchange

•	Australian Stock Exchange

•	London Stock Exchange
The table below summarises the impact of increases/decreases of the equity prices of listed investments at fair value through OCI on the Group’s shareholders’ equity. The analysis is based on the assumption that the share prices quoted on the exchange have increased/decreased with all other variables held constant and the Group’s investments moved according to the historical correlation with the index.

	United States Dollar
Senstivity to equity security price	(Decrease)/increase in equity price
Figures in millions unless otherwise stated	(10.0%)	(5.0%)	5.0%	10.0%
2020
(Decrease)/increase in OCI 1	(4.2)	(2.1)	2.1	4.2
2019
(Decrease)/increase in OCI 1	(4.8)	(2.4)	2.4	4.8

1	Spot rate: R14,69 = US$1.00 (2019: R14.00 = US$1.00)
Preference shares price risk
The Group is exposed to preference shares price risk because of the Asanko preference shares which are designated at fair value through OCI. The fair value of the redeemable preference shares is based on the expected cash flows of the Asanko Gold Mine based on the life-of-mine
model. Refer note 17 for further details.
The tables below summarise the impact of increases/decreases on the Group’s shareholders’ equity in case of changes in the key inputs used to value the preference shares. The first analysis is based on the assumption that the market related discount rate have increased/decreased with all other variables held constant. The second analysis is based on the assumption that the timing of the cash flows used in the life-of-mine
model increased/decreased with all other variables held constant.

	United States Dollar
Sensitivity to preference share price risk	(Decrease)/increase in discount rate
Figures in millions unless otherwise stated	(1.0%)	(2.0%)	2.0%	1.0%
2020
Increase/(decrease) in OCI	4.1	8.4	(7.4)	(3.8)
2019
Increase/(decrease) in OCI	3.7	7.6	(6.7)	(3.4)

Sensitivity to preference share price risk	(Decrease)/increase in timing of cash flows
Figures in millions unless otherwise stated	1 year earlier	1 year later
2020
Increase/(decrease) in OCI	6.4	(7.2)
2019
Increase/(decrease) in OCI	4.9	(7.5)

Interest rate sensitivity
General
As Gold Fields has no significant interest bearing assets, the Group’s income and operating cash flows are substantially independent of changes in market interest rates. Gold Fields’ interest rate risk arises from borrowings.
As of 31 December 2020, Gold Fields’ borrowings amounted to US$1,526.9 million (2019: US$1,845.8 million). Gold Fields generally does not undertake any specific action to cover its exposure to interest rate risk, although it may do so in specific circumstances.
LIBOR developments
Developments in respect of the proposed reform/cessation of US dollar LIBOR and the impact thereof on our LIBOR linked borrowing facilities are actively monitored. Changes to the interest rate benchmark will be considered in conjunction with the surrounding facts and circumstances at the time and appropriate changes and resetting/replacement of rates with counterparties will be negotiated and agreed. Gold Fields does not believe that LIBOR reform will have a material impact on the Group’s finance cost.
Interest rate sensitivity analysis
The portion of Gold Fields interest bearing borrowings at
year-end
that is exposed to interest rate fluctuations is US$533.5 million (2019: US$252.0 million). These borrowings are normally rolled for periods between one and three months and are therefore exposed to the rate changes in this period. The remainder of the borrowings bear interest at a fixed rate.
US$333.5 million (2019: US$83.5 million) of the total borrowings at reporting date is exposed to changes in the LIBOR rate and US$200.0 million (2019: US$168.5 million) is exposed to the BBSY rate. The relevant interest rates for each facility are described in note 24.
The table below summarises the effect of a change in finance expense on the Group’s profit or loss had LIBOR, JIBAR, Prime and BBSY differed as indicated. The analysis is based on the assumption that the applicable interest rate increased/decreased with all other variables held constant and is calculated on the weighted average borrowings for the year. All financial instruments with fixed interest rates that are carried at amortised cost are not subject to the interest rate sensitivity analysis.

	United States Dollar
Sensitivity to interest rates	Change in interest expense for a nominal change in interest rates
Figures in millions unless otherwise stated	(1.5%)	(1.0%)	(0.5%)	0.5%	1.0%	1.5%
2020
Sensitivity to LIBOR interest rates	(1.5)	(1.0)	(0.5)	0.5	1.0	1.5
Sensitivity to BBSY interest rates 1	(2.1)	(1.4)	(0.7)	0.7	1.4	2.1
Sensitivity to JIBAR and prime interest rates 2	—	—	—	—	—	—

Change in finance expense	(3.6)	(2.4)	(1.2)	1.2	2.4	3.6

2019
Sensitivity to LIBOR interest rates	(5.1)	(3.4)	(1.7)	1.7	3.4	5.1
Sensitivity to BBSY interest rates 1	(0.7)	(0.4)	(0.2)	0.2	0.4	0.7
Sensitivity to JIBAR and prime interest rates 2	(0.8)	(0.5)	(0.3)	0.3	0.5	0.8

Change in finance expense	(6.6)	(4.3)	(2.2)	2.2	4.3	6.6

1	Average rate: A$0.69= US$1.00 (2019: A$0.70 = US$1.00)
2	Average rate: R16.38 = US$1.00 (2019: R14.46 = US$1.00)